Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Inventories
7.	Inventories

Inventories consist of the following:

	December 31, 2023	December 31, 2022
Food, beverage and packaged products	38,253,329	52,713,996
Merchandise for e-commerce sales	2,659,789	14,164,790
Others	9,805,731	4,588,731
	50,718,849	71,467,517

Provision for Inventories write-down was RMB11,589,111, RMB387,999 and nil for the years ended December 31, 2023, 2022 and 2021, respectively.